Provisions - Details of Estimate of the Provisions (Detail) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2019	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in other provisions [abstract]
Opening balance	£ 1,006	£ 1,006	£ 1,055
IFRS 16 adjustment	(209)
Additions		261	315
Unwind of discount		2	14
Utilised or released		(364)	(407)
Transfers		22	29
Exchange differences		1	0
Ending balance	797	719	1,006
Restructuring
Reconciliation of changes in other provisions [abstract]
Opening balance	0	0	12
IFRS 16 adjustment	0
Additions		0	0
Unwind of discount		0	0
Utilised or released		0	0
Transfers		0	(12)
Exchange differences		0	0
Ending balance		0	0
Property
Reconciliation of changes in other provisions [abstract]
Opening balance	339	339	294
IFRS 16 adjustment	(183)
Additions		18	84
Unwind of discount		1	11
Utilised or released		(31)	(71)
Transfers		0	21
Exchange differences		0	0
Ending balance	156	144	339
Network ARO
Reconciliation of changes in other provisions [abstract]
Opening balance	162	162	71
IFRS 16 adjustment	(14)
Additions		52	102
Unwind of discount		1	2
Utilised or released		(22)	(13)
Transfers		0	0
Exchange differences		0	0
Ending balance	148	179	162
Network share
Reconciliation of changes in other provisions [abstract]
Opening balance	27	27	33
IFRS 16 adjustment	(12)
Additions		88	2
Unwind of discount		0	1
Utilised or released		(91)	(9)
Transfers		0	0
Exchange differences		0	0
Ending balance	15	12	27
Regulatory
Reconciliation of changes in other provisions [abstract]
Opening balance	182	182	320
IFRS 16 adjustment	0
Additions		26	58
Unwind of discount		0	0
Utilised or released		(129)	(196)
Transfers		0	0
Exchange differences		0	0
Ending balance	182	79	182
Litigation
Reconciliation of changes in other provisions [abstract]
Opening balance	84	84	64
IFRS 16 adjustment	0
Additions		7	3
Unwind of discount		0	0
Utilised or released		(14)	(9)
Transfers		11	27
Exchange differences		0	(1)
Ending balance	84	88	84
Other
Reconciliation of changes in other provisions [abstract]
Opening balance	212	212	261
IFRS 16 adjustment	0
Additions		70	66
Unwind of discount		0	0
Utilised or released		(77)	(109)
Transfers		11	(7)
Exchange differences		1	1
Ending balance	£ 212	217	£ 212
Disposal groups classified as held for sale
Reconciliation of changes in other provisions [abstract]
Ending balance		£ 5